Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Note I - Income Taxes

The provision for income taxes consists of the following components:

	2011	2010	2009
Current tax expense	$1,723	$1,973	$2,274
Deferred tax (benefit) expense	340	(462)	(2)
Total income taxes	$2,063	$1,511	$2,272

The source of deferred tax assets and deferred tax liabilities at December 31:

Items giving rise to deferred tax assets:	2011	2010
Allowance for loan losses	$2,551	$3,262
Deferred compensation	1,558	1,499
Deferred loan fees/costs	376	384
Other real estate owned	440	-
Other	179	179
Items giving rise to deferred tax liabilities:
Mortgage servicing rights	(149)	(151)
FHLB stock dividends	(1,081)	(1,081)
Unrealized gain on securities available for sale	(495)	(112)
Depreciation	(250)	(128)
Prepaid expenses	(140)	(166)
Intangibles	(330)	(304)
Other	(1)	(1)
Net deferred tax asset	$2,658	$3,381

    The Company determined that it was not required to establish a valuation allowance for deferred tax assets since management believes that the deferred tax assets are likely to be realized through a carry back to taxable income in prior years or the future reversals of existing taxable temporary differences.

The difference between the financial statement tax provision and amounts computed by applying the statutory federal income tax rate of 34% to income before taxes is as follows:
	2011	2010	2009
Statutory tax	$2,685	$2,246	$3,032
Effect of nontaxable interest	(299)	(279)	(264)
Nondeductible interest expense	16	20	24
Income from bank owned insurance, net	(169)	(236)	(196)
Effect of nontaxable life insurance death proceeds	-	-	(189)
Effect of state income tax	56	46	74
Tax credits	(245)	(224)	(212)
Other items	19	(62)	3
Total income taxes	$2,063	$1,511	$2,272

    At December 31, 2011 and December 31, 2010, the Company had no unrecognized tax benefits. The Company does not expect the amount of unrecognized tax benefits to significantly change within the next twelve months. The Company did not recognize any interest and/or penalties related to income tax matters for the periods presented.

    The Company is subject to U.S. federal income tax as well as West Virginia state income tax. The Company is no longer subject to federal or state examination for years prior to 2008. The tax years 2008-2010 remain open to federal and state examinations.